Other related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other related party transactions
Legal Fees	$ 92,308	$ 85,815	$ 224,479
Design Services	$ 0	$ 4,013	$ 0